FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - ITHAX ACQUISITION CORP. - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ (372,375)		$ (2,110,125)	$ (3,103,125)	$ (2,979,000)	$ (4,720,125)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as beginning	108,000	$ 182,250		182,250	0	0
Initial measurement on February 1, 2021						11,422,875
Change in fair value	(10,125)	(74,250)				(3,029,625)
Transfers to Level 1						(8,211,000)
Fair value as ending	97,875	108,000		97,875		182,250
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers to Level 1						8,200,000
Public Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as beginning					0	0
Initial measurement on February 1, 2021						11,109,000
Change in fair value						(2,898,000)
Transfers to Level 1						(8,211,000)
Fair value as ending
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as beginning	108,000	182,250		182,250	$ 0	0
Initial measurement on February 1, 2021						313,875
Change in fair value	(10,125)	(74,250)				(131,625)
Fair value as ending	$ 97,875	$ 108,000		$ 97,875		$ 182,250